Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 212,044	$ 210,643
Restricted cash	786	787
Prepaid expenses and other assets, current	35,901	37,826
Total current assets	248,731	249,256
Non-current assets:
Property and equipment, net	30,954	28,164
Right of use assets, net	25,100	23,409
Long-term deposits	2,354	2,040
Prepaid expenses and other assets, non-current	2,813	0
Deferred tax asset	410	410
Intangible assets, net	186	254
Total assets	310,548	303,533
Current liabilities:
Accounts payable	626	1,075
Accrued expenses and other liabilities	22,753	21,398
Lease liabilities	3,888	2,511
Total current liabilities	27,267	24,984
Non-current liabilities:
Lease liabilities	24,329	23,710
Total liabilities	51,596	48,694
Shareholders' equity:
Additional paid-in capital	586,110	500,560
Accumulated other comprehensive loss	(28,211)	(8,691)
Accumulated deficit	(299,068)	(237,150)
Total shareholders' equity	258,952	254,839
Total liabilities and shareholders' equity	310,548	303,533
Ordinary shares
Shareholders' equity:
Share value	3	2
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0